EMPLOYEE STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
EMPLOYEE STOCK OPTIONS (Tables)
Employee Stock Options and related prices

Following is a table reflecting the issuances during 2011 and 2012 and their related exercise prices:

Grant date	# of options	Exercise price
December 1, 2011	960,000	$2.00

July 1, 2012	75,000	4.50
September 1, 2012	50,000	4.50
October 1, 2012	40,000	4.50

	1,125,000

Stock option activity and changes

A summary of the status of the stock options as of December 31, 2012 and changes during the years ended December 31, 2012 and 2011 is as follows:

	2012		2011
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price
Outstanding at beginning of the year	1,125,000	$2.00	-	$-
Issued	165,000	4.50	1,125,000	2.00
Forfeited	(165,000)	2.00	-	-
Exercised	-	-	-	-

Outstanding at end of year	1,125,000	$2.37	1,125,000	$2.00

Exercisable at end of year	200,000	$2.00	-	$-

Weighted average fair value of
options granted during the year		$4.26		$2.32

Weighted-average assumptions used for options granted

The following are the Black-Scholes weighted-average assumptions used for options granted during the periods ended December 31, 2012 and 2011:

	October 1,	September 1,	July 1,	December 1,
	2012	2012	2012	2011

Risk free interest rate	0.25%	0.80%	0.67%	0.97%
Expected life (years)	5.75	6.5	6.5	6.5
Dividend yield	-	-	-	-
Volatility	147%	153%	158%	32%

Stock options outstanding

The following table summarizes information related to the Company’s stock options outstanding at December 31, 2012:

	Options Outstanding
Exercise price	Number Outstanding	Weighted-Average Remaining Contractual Life (in years)	Number Exercisable
2.00	960,000	8.92	200,000
4.50	165,000	9.49	-

	1,125,000	9.00	200,000